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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

ITEM 1.  Schedule of Investments.

THE ALGER PORTFOLIOS  |  ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.0%
ADVERTISING—0.4%
CBS Outdoor Americas, Inc.	19,867	$594,818
Choicestream, Inc.*,(a)	23,166	13,900
Lamar Advertising Co., Cl. A	34,800	1,713,900
		2,322,618
AEROSPACE & DEFENSE—4.1%
Honeywell International, Inc.	110,200	10,261,824
Precision Castparts Corp.	26,800	6,348,384
The Boeing Co.	35,600	4,534,728
		21,144,936
AIRLINES—0.4%
Delta Air Lines, Inc.	53,100	1,919,565

ALTERNATIVE CARRIERS—0.4%
Level 3 Communications, Inc.*	40,400	1,847,492

APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Kate Spade & Co.*	6,800	178,364
Michael Kors Holdings Ltd.*	8,100	578,259
PVH Corp.	18,900	2,289,735
Ralph Lauren Corp.	22,800	3,755,844
		6,802,202
APPAREL RETAIL—0.5%
L Brands, Inc.	40,700	2,726,086

APPLICATION SOFTWARE—2.0%
Adobe Systems, Inc.*	22,700	1,570,613
salesforce.com, inc.*	122,400	7,041,672
SAP SE#	25,300	1,825,648
		10,437,933
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Affiliated Managers Group, Inc.*	12,600	2,524,536

AUTO PARTS & EQUIPMENT—1.3%
Delphi Automotive PLC.	80,846	4,959,094
WABCO Holdings, Inc.*	17,938	1,631,461
		6,590,555
AUTOMOBILE MANUFACTURERS—0.2%
Tesla Motors, Inc.*	5,000	1,213,400

BIOTECHNOLOGY—5.6%
Amgen, Inc.	22,500	3,160,350
Biogen Idec, Inc.*	13,300	4,399,773
Celgene Corp.*	41,000	3,885,980
Gilead Sciences, Inc.*	121,200	12,901,740
Intercept Pharmaceuticals, Inc.*	1,300	307,697
Pharmacyclics, Inc.*	25,100	2,947,493
Vertex Pharmaceuticals, Inc.*	10,003	1,123,437
		28,726,470
BREWERS—0.6%
Anheuser-Busch InBev NV#	8,600	953,310
Molson Coors Brewing, Co.	26,900	2,002,436
		2,955,746
BROADCASTING—0.5%
CBS Corp., Cl. B	47,740	2,554,090

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—0.2%
Fortune Brands Home & Security, Inc.	25,400	$1,044,194

CABLE & SATELLITE—3.0%
Comcast Corporation, Cl. A	184,800	9,938,544
DISH Network Corp.*	30,700	1,982,606
Time Warner Cable, Inc.	23,600	3,386,364
		15,307,514
COMPUTER STORAGE & PERIPHERALS—0.7%
SanDisk Corp.	36,600	3,584,970

CONSTRUCTION & ENGINEERING—0.3%
Quanta Services, Inc.*	42,700	1,549,583

CONSTRUCTION MATERIALS—1.2%
Eagle Materials, Inc.	17,900	1,822,757
Martin Marietta Materials, Inc.	34,000	4,383,960
		6,206,717
CONSUMER FINANCE—1.3%
American Express Co.	47,200	4,131,888
Discover Financial Services	37,600	2,421,064
		6,552,952
DATA PROCESSING & OUTSOURCED SERVICES—3.0%
Alliance Data Systems Corp.*	23,100	5,735,037
Visa, Inc., Cl. A	46,100	9,836,357
		15,571,394
DEPARTMENT STORES—0.2%
Nordstrom, Inc.	15,000	1,025,550

DIVERSIFIED BANKS—0.3%
JPMorgan Chase & Co.	24,400	1,469,856

DIVERSIFIED CHEMICALS—0.3%
The Dow Chemical Co.	29,400	1,541,736

DRUG RETAIL—2.5%
CVS Caremark Corp.	126,400	10,060,176
Walgreen Co.	46,500	2,756,055
		12,816,231
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Eaton Corp., PLC.	24,320	1,541,158

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Monsanto Co.	23,500	2,643,985

FOOTWEAR—0.8%
NIKE, Inc., Cl. B	48,000	4,281,600

HEALTH CARE EQUIPMENT—0.9%
Insulet Corp.*	23,000	847,550
St. Jude Medical, Inc.	66,601	4,004,718
		4,852,268
HEALTH CARE FACILITIES—2.1%
HCA Holdings, Inc.*	150,000	10,578,000

HOME ENTERTAINMENT SOFTWARE—0.2%
Activision Blizzard, Inc.	38,000	790,020

HOME IMPROVEMENT RETAIL—2.5%
The Home Depot, Inc.	138,900	12,742,686

HOTELS RESORTS & CRUISE LINES—2.4%
Ctrip.com International Ltd.#*	29,300	1,663,068

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOTELS RESORTS & CRUISE LINES—(CONT.)
Hilton Worldwide Holdings, Inc.*	188,300	$4,637,829
Royal Caribbean Cruises Ltd.	89,300	6,008,997
		12,309,894
HOUSEHOLD PRODUCTS—0.2%
The Procter & Gamble Co.	14,000	1,172,360

HOUSEWARES & SPECIALTIES—0.3%
Jarden Corp.*	22,100	1,328,431

INDUSTRIAL CONGLOMERATES—1.0%
Danaher Corp.	55,200	4,194,096
General Electric Co.	29,100	745,542
		4,939,638
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	25,800	3,358,644

INDUSTRIAL MACHINERY—0.2%
Ingersoll-Rand PLC.	22,600	1,273,736

INSURANCE BROKERS—0.3%
Aon PLC.	17,900	1,569,293

INTERNET RETAIL—1.9%
Amazon.com, Inc.*	22,270	7,180,739
The Priceline Group, Inc.*	1,300	1,506,154
TripAdvisor, Inc.*	10,100	923,342
		9,610,235
INTERNET SOFTWARE & SERVICES—10.5%
Alibaba Group Holding Ltd.#*	10,100	897,385
Demandware, Inc.*	12,700	646,684
Facebook, Inc.*	283,097	22,375,987
Google, Inc., Cl. A*	8,600	5,060,326
Google, Inc., Cl. C*	30,400	17,551,744
LinkedIn Corp.*	11,200	2,327,248
Yahoo! Inc.*	131,000	5,338,250
		54,197,624
INVESTMENT BANKING & BROKERAGE—1.6%
Morgan Stanley	243,600	8,421,252

IT CONSULTING & OTHER SERVICES—0.8%
Cognizant Technology Solutions Corp., Cl. A*	45,100	2,019,127
International Business Machines Corp.	12,100	2,296,943
		4,316,070
LIFE & HEALTH INSURANCE—0.2%
Lincoln National Corp.	19,300	1,034,094

LIFE SCIENCES TOOLS & SERVICES—1.8%
Thermo Fisher Scientific, Inc.	74,300	9,042,310

MANAGED HEALTH CARE—1.7%
Aetna, Inc.	73,000	5,913,000
Cigna Corp.	34,000	3,083,460
		8,996,460
MULTI-LINE INSURANCE—1.3%
American International Group, Inc.	25,400	1,372,108
Hartford Financial Services Group Inc.	139,800	5,207,550
		6,579,658

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MULTI-UTILITIES—0.1%
Sempra Energy	6,200	$653,356

OIL & GAS EQUIPMENT & SERVICES—2.6%
Halliburton Company	30,734	1,982,650
National Oilwell Varco, Inc.	36,300	2,762,430
Weatherford International PLC*	412,665	8,583,432
		13,328,512
OIL & GAS EXPLORATION & PRODUCTION—1.9%
Anadarko Petroleum Corp.	48,200	4,889,408
Devon Energy Corp.	63,300	4,315,794
Pioneer Natural Resources Co.	3,700	728,789
		9,933,991
OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy, Inc.*	43,800	3,505,314
Cone Midstream Partners LP*	4,900	137,690
		3,643,004
OTHER DIVERSIFIED FINANCIAL SERVICES—0.2%
Citigroup, Inc.	24,800	1,285,136

PHARMACEUTICALS—3.5%
AbbVie, Inc.	94,700	5,469,872
Actavis PLC.*	47,800	11,533,184
Valeant Pharmaceuticals International, Inc.*	7,800	1,023,360
		18,026,416
RAILROADS—1.2%
Canadian National Railway, Co.	24,900	1,766,904
Union Pacific Corp.	38,500	4,174,170
		5,941,074
RENEWABLE ELECTRICITY—0.2%
TerraForm Power, Inc.*	30,100	868,686

RESEARCH & CONSULTING SERVICES—0.9%
CoStar Group, Inc.*	10,900	1,695,386
Nielsen NV	63,700	2,823,821
		4,519,207
RESTAURANTS—1.0%
Starbucks Corp.	71,400	5,387,844

SECURITY & ALARM SERVICES—0.9%
Tyco International Ltd.	101,300	4,514,941

SEMICONDUCTOR EQUIPMENT—1.1%
Lam Research Corp.	33,400	2,494,980
SunEdison, Inc.*	157,900	2,981,152
		5,476,132
SEMICONDUCTORS—3.6%
Avago Technologies Ltd.	53,600	4,663,200
Broadcom Corp., Cl. A	6,700	270,814
Micron Technology, Inc.*	267,700	9,171,402
NXP Semiconductor NV*	65,900	4,509,537
		18,614,953
SOFT DRINKS—1.0%
Monster Beverage Corp.*	5,200	476,684
PepsiCo, Inc.	51,400	4,784,826
		5,261,510

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALIZED FINANCE—0.1%
McGraw Hill Financial, Inc.	6,800	$574,260

SPECIALTY STORES—0.6%
Signet Jewelers Ltd.	25,400	2,893,314

SYSTEMS SOFTWARE—2.1%
Microsoft Corp.	235,200	10,903,872

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.7%
Apple, Inc.	332,800	33,529,600
Western Digital Corp.	9,900	963,468
		34,493,068
TOBACCO—0.2%
Lorillard, Inc.	16,400	982,524

TRADING COMPANIES & DISTRIBUTORS—1.1%
HD Supply Holdings, Inc.*	116,900	3,186,694
United Rentals, Inc.*	20,900	2,321,990
		5,508,684
WIRELESS TELECOMMUNICATION SERVICES—0.3%
SoftBank Corp.	18,750	1,314,629
TOTAL COMMON STOCKS (Cost $403,723,863)		478,140,855

PREFERRED STOCKS—0.2%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,(a)	199,768	119,860
Choicestream, Inc., Cl. B*,(a)	445,303	267,182
		387,042
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*	20,889	676,595
TOTAL PREFERRED STOCKS (Cost $1,103,527)		1,063,637

MASTER LIMITED PARTNERSHIP—1.8%
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
The Blackstone Group LP.	228,000	7,177,440
The Carlyle Group LP.	71,800	2,187,028
		9,364,468
TOTAL MASTER LIMITED PARTNERSHIP (Cost $9,166,052)		9,364,468
Total Investments (Cost $413,993,442)(b)	95.0%	488,568,960
Other Assets in Excess of Liabilities	5.0%	25,879,232
NET ASSETS	100.0%	$514,448,192

*	Non-income producing security.
#	American Depositary Receipts.
(a)	Deemed an affiliate of the Alger fund complex. See Affiliated Securities in Notes to Financial Statements.
(b)

At September 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $414,492,625, amounted to $74,076,335 which consisted of aggregate gross unrealized appreciation of $77,964,109 and aggregate gross unrealized depreciation of $3,887,774.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.4%
ADVERTISING—0.0%
Choicestream, Inc.*,(a)	15,490	$9,294

AEROSPACE & DEFENSE—3.1%
Honeywell International, Inc.	66,600	6,201,792
Precision Castparts Corp.	6,450	1,527,876
The Boeing Co.	15,735	2,004,324
		9,733,992
AIRLINES—0.7%
Delta Air Lines, Inc.	60,451	2,185,304

ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	34,800	1,591,404

APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Kate Spade & Co.*	25,725	674,767
lululemon athletica, Inc.*	36,100	1,516,561
Ralph Lauren Corp.	13,735	2,262,566
		4,453,894
APPLICATION SOFTWARE—0.9%
Adobe Systems, Inc.*	34,500	2,387,055
Mobileye NV*	10,500	562,695
		2,949,750
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Affiliated Managers Group, Inc.*	7,965	1,595,867

AUTO PARTS & EQUIPMENT—0.4%
BorgWarner, Inc.	22,375	1,177,149

AUTOMOBILE MANUFACTURERS—1.3%
Tesla Motors, Inc.*	17,300	4,198,364

BIOTECHNOLOGY—6.9%
Alexion Pharmaceuticals, Inc.*	18,065	2,995,538
Biogen Idec, Inc.*	9,630	3,185,700
Celgene Corp.*	33,875	3,210,673
Gilead Sciences, Inc.*	92,875	9,886,544
Pharmacyclics, Inc.*	19,452	2,284,248
		21,562,703
CABLE & SATELLITE—1.9%
Comcast Corporation, Cl. A	109,525	5,890,255

CASINOS & GAMING—0.3%
Las Vegas Sands Corp.	13,115	815,884

CONSTRUCTION MATERIALS—2.0%
Eagle Materials, Inc.	31,100	3,166,913
Martin Marietta Materials, Inc.	24,700	3,184,818
		6,351,731
CONSUMER FINANCE—1.3%
American Express Co.	45,165	3,953,744

DATA PROCESSING & OUTSOURCED SERVICES—2.2%
Alliance Data Systems Corp.*	11,600	2,879,932
Visa, Inc., Cl. A	18,950	4,043,361
		6,923,293
ELECTRONIC COMPONENTS—0.4%
InvenSense, Inc.*	68,500	1,351,505

FOOD RETAIL—0.8%
The Kroger Co.	47,800	2,485,600

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—1.5%
St. Jude Medical, Inc.	24,975	$1,501,747
Zimmer Holdings, Inc.	33,300	3,348,315
		4,850,062
HEALTH CARE FACILITIES—2.5%
HCA Holdings, Inc.*	91,800	6,473,736
Tenet Healthcare Corporation*	21,000	1,247,190
		7,720,926
HEALTH CARE TECHNOLOGY—0.9%
athenahealth, Inc.*	6,120	805,943
HMS Holdings Corp.*	115,200	2,171,520
		2,977,463
HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard, Inc.	70,600	1,467,774

HOME IMPROVEMENT RETAIL—2.5%
The Home Depot, Inc.	87,100	7,990,554

HOMEBUILDING—1.5%
Lennar Corp., Cl. A	60,800	2,360,864
Toll Brothers, Inc.*	74,000	2,305,840
		4,666,704
HOTELS RESORTS & CRUISE LINES—1.5%
Hilton Worldwide Holdings, Inc.*	188,975	4,654,454

INDUSTRIAL CONGLOMERATES—1.5%
Danaher Corp.	61,160	4,646,937

INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	11,600	1,510,088

INDUSTRIAL MACHINERY—1.3%
Pall Corp.	47,580	3,982,446

INTERNET RETAIL—4.0%
Amazon.com, Inc.*	4,850	1,563,834
NetFlix, Inc.*	2,720	1,227,209
The Priceline Group, Inc.*	3,600	4,170,888
TripAdvisor, Inc.*	47,545	4,346,564
Vipshop Holdings Ltd.#*	7,300	1,379,773
		12,688,268
INTERNET SOFTWARE & SERVICES—11.8%
AOL, Inc.*	44,800	2,013,760
Demandware, Inc.*	47,080	2,397,314
Facebook, Inc.*	156,150	12,342,096
Google, Inc., Cl. A*	5,600	3,295,096
Google, Inc., Cl. C*	16,700	9,641,912
GrubHub, Inc.*	41,100	1,407,264
LinkedIn Corp.*	14,900	3,096,071
Yahoo! Inc.*	73,594	2,998,955
		37,192,468
INVESTMENT BANKING & BROKERAGE—0.6%
Morgan Stanley	50,200	1,735,414

IT CONSULTING & OTHER SERVICES—1.2%
Cognizant Technology Solutions Corp., Cl. A*	87,190	3,903,496

LIFE SCIENCES TOOLS & SERVICES—1.3%
Thermo Fisher Scientific, Inc.	32,300	3,930,910

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—2.8%
Aetna, Inc.	38,385	$3,109,185
Cigna Corp.	45,490	4,125,488
WellCare Health Plans, Inc.*	25,100	1,514,534
		8,749,207
MOVIES & ENTERTAINMENT—0.5%
Lions Gate Entertainment Corp.	47,175	1,555,360

MULTI-LINE INSURANCE—0.5%
American International Group, Inc.	28,740	1,552,535

MULTI-UTILITIES—0.5%
Sempra Energy	15,200	1,601,776

OIL & GAS EQUIPMENT & SERVICES—2.5%
Halliburton Company	80,530	5,194,990
National Oilwell Varco, Inc.	34,500	2,625,450
		7,820,440
OIL & GAS EXPLORATION & PRODUCTION—2.9%
Anadarko Petroleum Corp.	26,500	2,688,160
Devon Energy Corp.	33,100	2,256,758
Pioneer Natural Resources Co.	9,500	1,871,215
Whiting Petroleum Corp.*	30,500	2,365,275
		9,181,408
PERSONAL PRODUCTS—0.5%
The Estee Lauder Companies, Inc., Cl. A	20,100	1,501,872

PHARMACEUTICALS—4.1%
AbbVie, Inc.	144,000	8,317,440
Actavis PLC.*	9,935	2,397,117
Jazz Pharmaceuticals PLC.*	14,320	2,299,219
		13,013,776
RAILROADS—1.3%
Union Pacific Corp.	36,700	3,979,014

REAL ESTATE SERVICES—1.2%
Jones Lang LaSalle, Inc.	30,735	3,883,060

RENEWABLE ELECTRICITY—0.7%
TerraForm Power, Inc.*	80,700	2,329,002

RESEARCH & CONSULTING SERVICES—0.3%
CoStar Group, Inc.*	6,800	1,057,672

RESTAURANTS—1.0%
Starbucks Corp.	40,800	3,078,768

SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp.	18,085	1,350,950
SunEdison, Inc.*	72,800	1,374,464
		2,725,414
SEMICONDUCTORS—4.3%
Avago Technologies Ltd.	38,900	3,384,300
Micron Technology, Inc.*	156,785	5,371,454
NXP Semiconductor NV*	49,325	3,375,310
Skyworks Solutions, Inc.	23,100	1,340,955
		13,472,019
SOFT DRINKS—1.3%
PepsiCo, Inc.	43,000	4,002,870

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALTY CHEMICALS—1.0%
The Sherwin-Williams Co.	14,600	$3,197,254

SYSTEMS SOFTWARE—4.3%
Microsoft Corp.	237,800	11,024,408
ServiceNow, Inc.*	41,675	2,449,657
		13,474,065
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.4%
Apple, Inc.	218,750	22,039,062
Western Digital Corp.	12,140	1,181,465
		23,220,527
TRADING COMPANIES & DISTRIBUTORS—1.7%
HD Supply Holdings, Inc.*	55,300	1,507,478
United Rentals, Inc.*	33,601	3,733,071
		5,240,549
TOTAL COMMON STOCKS (Cost $286,493,682)		305,784,285

PREFERRED STOCKS—0.2%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,(a)	133,576	80,146
Choicestream, Inc., Cl. B*,(a)	284,863	170,918
		251,064
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*	13,642	441,864
TOTAL PREFERRED STOCKS (Cost $719,601)		692,928

MASTER LIMITED PARTNERSHIP—2.0%
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
The Blackstone Group LP.	194,625	6,126,795
(Cost $5,615,378)		6,126,795
Total Investments (Cost $292,828,661)(b)	99.6%	312,604,008
Other Assets in Excess of Liabilities	0.4%	1,396,062
NET ASSETS	100.0%	$314,000,070

*	Non-income producing security.
#	American Depositary Receipts.
(a)	Deemed an affiliate of the Alger fund complex. See Affiliated Securities in Notes to Financial Statements.
(b)

At September 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $292,962,668, amounted to $19,641,340 which consisted of aggregate gross unrealized appreciation of $26,198,856 and aggregate gross unrealized depreciation of $6,557,516.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.6%
ADVERTISING—0.8%
Choicestream, Inc.*,(a)	7,853	$4,712
Lamar Advertising Co., Cl. A	26,900	1,324,825
		1,329,537
AEROSPACE & DEFENSE—2.0%
B/E Aerospace, Inc.*	11,000	923,340
Hexcel Corp.*	33,400	1,325,980
TransDigm Group, Inc.	4,700	866,351
		3,115,671
AIRLINES—0.9%
Delta Air Lines, Inc.	23,200	838,680
United Continental Holdings, Inc.*	12,200	570,838
		1,409,518
ALTERNATIVE CARRIERS—1.7%
Level 3 Communications, Inc.*	56,700	2,592,891

APPAREL ACCESSORIES & LUXURY GOODS—4.8%
Hanesbrands, Inc.	14,600	1,568,624
Kate Spade & Co.*	50,110	1,314,385
Michael Kors Holdings Ltd.*	7,660	546,848
PVH Corp.	7,500	908,625
Ralph Lauren Corp.	11,500	1,894,395
Under Armour, Inc., Cl. A*	18,300	1,264,530
		7,497,407
APPAREL RETAIL—0.8%
L Brands, Inc.	19,800	1,326,204

APPLICATION SOFTWARE—1.2%
Synchronoss Technologies, Inc.*	23,000	1,052,940
Workday, Inc., Cl. A*	10,900	899,250
		1,952,190
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Affiliated Managers Group, Inc.*	5,000	1,001,800
Azimut Holding SpA	30,500	771,647
Janus Capital Group, Inc.	26,400	383,856
		2,157,303
AUTO PARTS & EQUIPMENT—1.9%
BorgWarner, Inc.	9,300	489,273
Delphi Automotive PLC.~	19,200	1,177,728
WABCO Holdings, Inc.*	13,600	1,236,920
		2,903,921
AUTOMOBILE MANUFACTURERS—0.7%
Tesla Motors, Inc.*	4,800	1,164,864

BIOTECHNOLOGY—3.9%
BioMarin Pharmaceutical, Inc.*	12,200	880,352
Celldex Therapeutics, Inc.*	29,900	387,504
Intercept Pharmaceuticals, Inc.*	1,700	402,373
Medivation, Inc.*	10,800	1,067,796
Pharmacyclics, Inc.*	12,400	1,456,132
Portola Pharmaceuticals, Inc.*	18,000	455,040
Vertex Pharmaceuticals, Inc.*	13,500	1,516,185
		6,165,382

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—1.3%
Fortune Brands Home & Security, Inc.	19,500	$801,645
Lennox International, Inc.	15,400	1,183,798
		1,985,443
CABLE & SATELLITE—0.5%
AMC Networks, Inc.*	12,900	753,618

COMMUNICATIONS EQUIPMENT—1.2%
ARRIS Group, Inc.*	39,800	1,128,529
CommScope Holding Co., Inc.*	24,900	595,359
F5 Networks, Inc.*	1,800	213,732
		1,937,620
COMPUTER STORAGE & PERIPHERALS—0.4%
SanDisk Corp.	6,100	597,495

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
Allison Transmission Holdings, Inc.	49,800	1,418,802
Oshkosh Corp.	17,500	772,625
		2,191,427
CONSTRUCTION MATERIALS—1.6%
Eagle Materials, Inc.	12,500	1,272,875
Martin Marietta Materials, Inc.	9,900	1,276,506
		2,549,381
CONSUMER FINANCE—0.6%
Discover Financial Services	14,300	920,777

DATA PROCESSING & OUTSOURCED SERVICES—2.7%
Alliance Data Systems Corp.*,~	7,800	1,936,506
Fiserv, Inc.*	31,600	2,042,466
WEX, Inc.*	2,900	319,928
		4,298,900
DIVERSIFIED FINANCIALS—0.5%
Banca Popolare di Milano Scarl*	994,000	802,906

DRUG RETAIL—0.7%
Rite Aid Corp.*	224,200	1,085,128

ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Acuity Brands, Inc.	7,800	918,138
Hubbell, Inc., Cl. B	9,000	1,084,770
		2,002,908
FOOD RETAIL—1.4%
The Kroger Co.	32,400	1,684,800
Whole Foods Market, Inc.	14,000	533,540
		2,218,340
HEALTH CARE EQUIPMENT—2.1%
DBV Technologies SA*	15,200	705,375
Insulet Corp.*	51,500	1,897,775
Wright Medical Group, Inc.*	25,400	769,620
		3,372,770
HEALTH CARE FACILITIES—2.4%
Acadia Healthcare Co., Inc.*	9,600	465,600
Tenet Healthcare Corporation*	33,500	1,989,565
Universal Health Services, Inc., Cl. B	11,800	1,233,100
		3,688,265

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SERVICES—2.5%
Air Methods Corp.*	26,100	$1,449,855
Catamaran Corp.*	13,900	585,885
IPC The Hospitalist Co., Inc.*	41,700	1,867,743
		3,903,483
HEALTH CARE TECHNOLOGY—0.8%
athenahealth, Inc.*	9,500	1,251,055

HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard, Inc.	37,400	777,546

HOME FURNISHING RETAIL—0.8%
Williams-Sonoma, Inc.	18,400	1,224,888

HOMEBUILDING—0.7%
Toll Brothers, Inc.*	35,900	1,118,644

HOTELS RESORTS & CRUISE LINES—4.4%
Royal Caribbean Cruises Ltd.~	66,200	4,454,598
Starwood Hotels & Resorts Worldwide, Inc.	29,500	2,454,695
		6,909,293
HOUSEWARES & SPECIALTIES—1.3%
Jarden Corp.*,~	32,700	1,965,597

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	20,500	1,004,500

INDUSTRIAL MACHINERY—2.0%
Graco, Inc.	19,300	1,408,514
Ingersoll-Rand PLC.	17,600	991,936
Pentair PLC.	12,100	792,429
		3,192,879
INSURANCE BROKERS—0.6%
Aon PLC.	11,297	990,408

INTERNET RETAIL—2.8%
Expedia, Inc.	24,100	2,111,642
NetFlix, Inc.*	800	360,944
Qunar Cayman Islands Ltd.#*	32,800	906,920
TripAdvisor, Inc.*	11,900	1,087,898
		4,467,404
INTERNET SOFTWARE & SERVICES—3.6%
Alibaba Group Holding Ltd.#*	9,000	799,650
AOL, Inc.*	24,200	1,087,790
Cornerstone OnDemand, Inc.*	33,500	1,152,735
Demandware, Inc.*	15,600	794,352
GrubHub, Inc.*	9,200	315,008
LinkedIn Corp.*	7,200	1,496,088
		5,645,623
IT CONSULTING & OTHER SERVICES—0.5%
Unisys Corp.*	31,700	742,097

LEISURE PRODUCTS—0.7%
Brunswick Corp.	27,100	1,141,994

LIFE & HEALTH INSURANCE—0.9%
Lincoln National Corp.	25,100	1,344,858

LIFE SCIENCES TOOLS & SERVICES—0.4%
Genfit*	12,100	644,505

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—1.5%
Centene Corp.*	11,400	$942,894
WellCare Health Plans, Inc.*	24,000	1,448,160
		2,391,054
OFFICE SERVICES & SUPPLIES—0.7%
Herman Miller, Inc.	38,100	1,137,285

OIL & GAS DRILLING—0.6%
Nabors Industries Ltd.^	41,300	939,988

OIL & GAS EXPLORATION & PRODUCTION—7.3%
Cabot Oil & Gas Corp.^	59,500	1,945,055
Denbury Resources, Inc.	105,200	1,581,156
Northern Oil and Gas, Inc.*^	53,700	763,614
Parsley Energy, Inc., Cl. A*^	110,900	2,365,497
PDC Energy, Inc.*	23,800	1,196,902
Rosetta Resources, Inc.*^	25,100	1,118,456
Whiting Petroleum Corp.*^	32,000	2,481,600
		11,452,280
PACKAGED FOODS & MEATS—0.6%
Mead Johnson Nutrition Co., Cl. A	9,000	865,980

PAPER PACKAGING—0.9%
Graphic Packaging Holding Co.*	111,300	1,383,459

PHARMACEUTICALS—1.4%
Jazz Pharmaceuticals PLC.*	8,300	1,332,648
Salix Pharmaceuticals Ltd.*	5,100	796,824
		2,129,472
REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	9,100	1,149,694

REGIONAL BANKS—0.5%
Signature Bank*	7,200	806,832

RENEWABLE ELECTRICITY—0.6%
TerraForm Power, Inc.*	31,800	917,748

RESEARCH & CONSULTING SERVICES—2.7%
CoStar Group, Inc.*	10,500	1,633,170
IHS, Inc., Cl. A*	10,300	1,289,457
Verisk Analytics, Inc., Cl. A*	21,400	1,303,046
		4,225,673
RESTAURANTS—1.4%
Chipotle Mexican Grill, Inc.*	3,400	2,266,406

SECURITY & ALARM SERVICES—0.8%
Tyco International Ltd.	26,600	1,185,562

SEMICONDUCTOR EQUIPMENT—1.1%
Lam Research Corp.	22,700	1,695,690

SEMICONDUCTORS—5.0%
Avago Technologies Ltd.	29,500	2,566,500
Cree, Inc.*	12,500	511,875
Micron Technology, Inc.*	44,400	1,521,144
Microsemi Corp.*	55,800	1,417,878
NXP Semiconductor NV*	25,600	1,751,808
		7,769,205
SOFT DRINKS—0.8%
Monster Beverage Corp.*	13,000	1,191,710

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALIZED FINANCE—1.0%
Moody’s Corp.	17,200	$1,625,400

SPECIALTY CHEMICALS—1.4%
Rockwood Holdings, Inc.	2,500	191,125
The Sherwin-Williams Co.~	9,000	1,970,910
		2,162,035
SPECIALTY STORES—3.8%
Signet Jewelers Ltd.	22,100	2,517,411
Tiffany & Co.~	10,300	991,993
Tractor Supply Co.~	22,600	1,390,126
Ulta Salon, Cosmetics & Fragrance, Inc.*	9,200	1,087,164
		5,986,694
SYSTEMS SOFTWARE—0.7%
ServiceNow, Inc.*	19,600	1,152,088

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.7%
Western Digital Corp.	11,100	1,080,252

TRADING COMPANIES & DISTRIBUTORS—2.1%
HD Supply Holdings, Inc.*	47,100	1,283,946
MSC Industrial Direct Co., Inc.	10,900	931,514
United Rentals, Inc.*	9,200	1,022,120
		3,237,580
TOTAL COMMON STOCKS (Cost $143,565,378)		153,096,727

PREFERRED STOCKS—0.7%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,(a)	67,720	40,632
Choicestream, Inc., Cl. B*,(a)	148,200	88,920
		129,552
PHARMACEUTICALS—0.6%
Intarcia Therapeutics, Inc.*	7,214	233,662
Tolero Pharmaceuticals, Inc.*	235,662	710,780
		944,442
TOTAL PREFERRED STOCKS (Cost $1,087,516)		1,073,994

MASTER LIMITED PARTNERSHIP—0.7%
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
The Carlyle Group LP.	37,500	1,142,250
(Cost $1,264,379)		1,142,250

	CONTRACTS
PURCHASED OPTIONS—0.1%
PUT OPTIONS—0.1%
Cheniere Energy, Inc./ October/ 76*,~	61	6,039
Hess Corp./ October/ 95*,~	304	58,976
TOTAL PUT OPTIONS (Cost $50,935)		65,015
TOTAL PURCHASED OPTIONS (Cost $50,935)		65,015
Total Investments (Cost $145,968,208)(b)	99.1%	155,377,986
Other Assets in Excess of Liabilities	0.9%	1,436,992
NET ASSETS	100.0%	$156,814,978

^	All or a portion of this security has been pledged as collateral for written call options.
~	All or a portion of this security has been pledged as collateral for written put options.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Deemed an affiliate of the Alger fund complex. See Affiliated Securities in Notes to Financial Statements.
(b)

At September 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $146,604,935, amounted to $8,773,051 which consisted of aggregate gross unrealized appreciation of $16,362,129 and aggregate gross unrealized depreciation of $7,589,078.

See Notes to Financial Statements.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cameron International Corp./ October/ 72.5	(46)	(4,600)	$(25,300)
Cameron International Corp./ October/ 75	(76)	(7,600)	(60,040)
Cheniere Energy, Inc./ October/ 80	(60)	(6,000)	(15,000)
Cheniere Energy, Inc./ October/ 82.5	(90)	(9,000)	(34,200)
Cheniere Energy, Inc./ October/ 85	(30)	(3,000)	(16,800)
Hess Corp./ October/ 92.5	(121)	(12,100)	(11,979)
Hess Corp./ October/ 94	(182)	(18,200)	(26,936)
Nabors Industries Ltd./ October/ 26	(61)	(6,100)	(20,435)
Nabors Industries Ltd./ October/ 27	(231)	(23,100)	(93,555)
Whiting Petroleum Corp./ October/ 85	(109)	(10,900)	(79,570)
TOTAL PUT OPTIONS WRITTEN (Premiums Received $(276,088))			(383,815)
CALL OPTIONS WRITTEN
Cabot Oil & Gas Corp./ November/ 32.5	(91)	(9,100)	(13,650)
Cabot Oil & Gas Corp./ October/ 32.5	(118)	(11,800)	(10,620)
Nabors Industries Ltd./ December/ 25	(61)	(6,100)	(3,904)
Nabors Industries Ltd./ November/ 24	(122)	(12,200)	(10,004)
Nabors Industries Ltd./ October/ 24	(91)	(9,100)	(2,002)
Northern Oil and Gas, Inc./ October/ 15	(152)	(15,200)	(2,736)
Parsley Energy, Inc./ November/ 20	(91)	(9,100)	(17,745)
Parsley Energy, Inc./ November/ 22.5	(30)	(3,000)	(1,950)
Rosetta Resources, Inc./ November/ 45	(30)	(3,000)	(7,050)
Rosetta Resources, Inc./ November/ 50	(30)	(3,000)	(2,700)
Whiting Petroleum Corp./ November/ 80	(60)	(6,000)	(19,200)
Whiting Petroleum Corp./ November/ 82.5	(30)	(3,000)	(6,150)
Whiting Petroleum Corp./ October/ 77.5	(30)	(3,000)	(7,800)
Whiting Petroleum Corp./ October/ 80	(46)	(4,600)	(6,440)
TOTAL CALL OPTIONS WRITTEN (Premiums Received $(142,870))			(111,951)
TOTAL OPTIONS WRITTEN (Premiums Received $(418,958))			$(495,766)

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.5%
ADVERTISING—0.8%
Lamar Advertising Co., Cl. A	7,729	$380,653

AEROSPACE & DEFENSE—1.0%
B/E Aerospace, Inc.*	1,725	144,796
Hexcel Corp.*	8,450	335,465
		480,261
AIRLINES—0.6%
Alaska Air Group, Inc.	6,795	295,854

ALUMINUM—0.5%
Constellium NV, Cl. A*	9,025	222,105

APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Hanesbrands, Inc.	4,680	502,819
Kate Spade & Co.*	11,470	300,858
		803,677
APPLICATION SOFTWARE—4.0%
ANSYS, Inc.*	3,310	250,468
Aspen Technology, Inc.*	10,890	410,771
PTC, Inc.*	10,135	373,981
Synchronoss Technologies, Inc.*	10,015	458,487
Tyler Technologies, Inc.*	4,930	435,812
		1,929,519
AUTO PARTS & EQUIPMENT—2.3%
American Axle & Manufacturing Holdings, Inc.*	21,720	364,244
Tenneco, Inc.*	5,525	289,013
WABCO Holdings, Inc.*	4,945	449,748
		1,103,005
AUTOMOTIVE RETAIL—0.8%
Penske Automotive Group, Inc.	9,430	382,764

BIOTECHNOLOGY—6.2%
ACADIA Pharmaceuticals, Inc.*	6,705	166,016
Celldex Therapeutics, Inc.*	8,600	111,456
Cepheid, Inc.*	10,555	464,736
Cubist Pharmaceuticals, Inc.*	6,065	402,352
Intercept Pharmaceuticals, Inc.*	635	150,298
Ironwood Pharmaceuticals, Inc.*	17,530	227,101
Medivation, Inc.*	2,570	254,096
Neurocrine Biosciences, Inc.*	10,285	161,166
Pharmacyclics, Inc.*	3,410	400,436
Portola Pharmaceuticals, Inc.*	9,392	237,430
Puma Biotechnology, Inc.*	1,070	255,270
Synageva BioPharma Corp.*	1,910	131,370
		2,961,727
BUILDING PRODUCTS—2.0%
AO Smith Corp.	6,470	305,902
Fortune Brands Home & Security, Inc.	8,110	333,402
Lennox International, Inc.	4,060	312,092
		951,396
CABLE & SATELLITE—0.5%
AMC Networks, Inc.*	4,005	233,972

COMMODITY CHEMICALS—0.8%
Calgon Carbon Corp.*	18,885	365,991

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—1.7%
ARRIS Group, Inc.*	14,610	$414,266
CommScope Holding Co., Inc.*	17,435	416,871
		831,137
CONSTRUCTION & ENGINEERING—0.9%
MasTec, Inc.*	13,975	427,915

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.3%
Allison Transmission Holdings, Inc.	15,605	444,586
Oshkosh Corp.	5,310	234,437
Wabtec Corp.	5,355	433,969
		1,112,992
CONSTRUCTION MATERIALS—1.9%
Eagle Materials, Inc.	4,015	408,848
Martin Marietta Materials, Inc.	3,765	485,459
		894,307
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Broadridge Financial Solutions	8,100	337,203
MAXIMUS, Inc.	8,835	354,549
Total System Services, Inc.	11,965	370,436
WEX, Inc.*	4,050	446,796
		1,508,984
DISTRIBUTORS—0.8%
LKQ Corp.*	13,755	365,745

DIVERSIFIED METALS & MINING—0.5%
US Silica Holdings, Inc.	3,670	229,412

EDUCATION SERVICES—1.0%
Grand Canyon Education, Inc.*	11,610	473,340

ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Acuity Brands, Inc.	3,310	389,620
Hubbell, Inc., Cl. B	3,085	371,835
		761,455
ELECTRONIC EQUIPMENT MANUFACTURERS—0.9%
FEI Co.	5,985	451,389

ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Waste Connections, Inc.	10,872	527,509

FOOD DISTRIBUTORS—0.6%
United Natural Foods, Inc.*	5,005	307,607

HEALTH CARE EQUIPMENT—2.1%
Insulet Corp.*	14,840	546,854
Wright Medical Group, Inc.*	15,515	470,105
		1,016,959
HEALTH CARE FACILITIES—2.7%
Healthsouth Corp.	11,970	441,693
Tenet Healthcare Corporation*	7,160	425,232
Universal Health Services, Inc., Cl. B	3,965	414,343
		1,281,268
HEALTH CARE SERVICES—0.5%
Air Methods Corp.*	4,280	237,754

HEALTH CARE SUPPLIES—1.5%
Align Technology, Inc.*	9,550	493,544

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SUPPLIES—(CONT.)
Endologix, Inc.*	21,005	$222,653
		716,197
HEALTH CARE TECHNOLOGY—1.2%
athenahealth, Inc.*	2,740	360,831
HMS Holdings Corp.*	11,745	221,393
		582,224
HOME FURNISHING RETAIL—0.9%
Williams-Sonoma, Inc.	6,170	410,737

HOMEBUILDING—0.2%
Taylor Morrison Home Corp., Cl. A*	6,781	109,988

HOUSEWARES & SPECIALTIES—1.2%
Jarden Corp.*	9,255	556,318

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Robert Half International, Inc.	9,580	469,420

INDUSTRIAL MACHINERY—2.4%
Donaldson Co., Inc.	8,715	354,090
Graco, Inc.	3,270	238,645
Nordson Corp.	3,885	295,532
Watts Water Technologies, Inc.	4,532	263,989
		1,152,256
INSURANCE BROKERS—0.7%
Arthur J Gallagher & Co.	7,165	325,004

INTERNET RETAIL—0.3%
Qunar Cayman Islands Ltd.#*	5,730	158,434

INTERNET SOFTWARE & SERVICES—1.9%
Cornerstone OnDemand, Inc.*	7,355	253,086
DealerTrack Holdings, Inc.*	8,520	369,853
Demandware, Inc.*	5,545	282,351
		905,290
INVESTMENT BANKING & BROKERAGE—1.2%
Evercore Partners, Inc., Cl. A	4,795	225,365
LPL Financial Holdings, Inc.	7,640	351,822
		577,187
IT CONSULTING & OTHER SERVICES—1.3%
Gartner, Inc.*	4,890	359,268
Unisys Corp.*	11,180	261,724
		620,992
LEISURE FACILITIES—0.8%
Six Flags Entertainment Corp.	10,860	373,475

LEISURE PRODUCTS—1.6%
Brunswick Corp.	9,540	402,016
Polaris Industries, Inc.	2,565	384,211
		786,227
LIFE & HEALTH INSURANCE—0.7%
Symetra Financial Corp.	13,350	311,456

MANAGED HEALTH CARE—1.7%
Molina Healthcare, Inc.*	11,400	482,220
WellCare Health Plans, Inc.*	5,065	305,622
		787,842

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OFFICE SERVICES & SUPPLIES—0.8%
Herman Miller, Inc.	12,140	$362,379

OIL & GAS DRILLING—0.8%
Nabors Industries Ltd.	16,350	372,126

OIL & GAS EQUIPMENT & SERVICES—0.6%
Oceaneering International, Inc.	4,650	303,041

OIL & GAS EXPLORATION & PRODUCTION—3.0%
Northern Oil and Gas, Inc.*	18,805	267,407
Parsley Energy, Inc., Cl. A*	16,315	347,999
Rice Energy, Inc.*	9,085	241,661
Whiting Petroleum Corp.*	7,225	560,299
		1,417,366
OIL & GAS STORAGE & TRANSPORTATION—1.3%
Cheniere Energy Partners LP Holdings LLC	12,680	310,153
Targa Resources Corp.	2,430	330,893
		641,046
PACKAGED FOODS & MEATS—2.1%
B&G Foods, Inc.	12,200	336,110
Hain Celestial Group, Inc.*	4,570	467,739
The WhiteWave Foods Co.*	5,845	212,349
		1,016,198
PAPER PACKAGING—1.8%
Graphic Packaging Holding Co.*	38,755	481,725
Packaging Corp., of America	5,970	381,005
		862,730
PHARMACEUTICALS—2.8%
Jazz Pharmaceuticals PLC.*	2,715	435,920
Pacira Pharmaceuticals, Inc.*	4,780	463,278
Salix Pharmaceuticals Ltd.*	2,670	417,161
		1,316,359
RAILROADS—0.9%
Genesee & Wyoming, Inc., Cl. A*	4,650	443,191

REAL ESTATE SERVICES—1.0%
Jones Lang LaSalle, Inc.	3,775	476,934

REGIONAL BANKS—1.6%
Investors Bancorp, Inc.	28,390	287,591
Signature Bank*	4,110	460,566
		748,157
RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	2,185	339,855

RESTAURANTS—1.2%
Dunkin’ Brands Group, Inc.	7,550	338,391
Red Robin Gourmet Burgers, Inc.*	4,470	254,343
		592,734
SEMICONDUCTOR EQUIPMENT—1.8%
Lam Research Corp.	7,007	523,423
SunEdison, Inc.*	17,750	335,120
		858,543
SEMICONDUCTORS—1.8%
Microsemi Corp.*	16,055	407,958

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
RF Micro Devices, Inc.*	36,950	$426,403
		834,361
SPECIALIZED CONSUMER SERVICES—0.9%
Service Corp. International	19,305	408,108

SPECIALIZED FINANCE—0.7%
CBOE Holdings, Inc.	6,035	323,023

SPECIALTY CHEMICALS—2.6%
Chemtura Corp.*	15,941	371,904
PolyOne Corp.	10,221	363,663
The Valspar Corp.	6,200	489,738
		1,225,305
SPECIALTY STORES—1.9%
Signet Jewelers Ltd.	4,215	480,131
Ulta Salon, Cosmetics & Fragrance, Inc.*	3,555	420,094
		900,225
SYSTEMS SOFTWARE—1.6%
Proofpoint, Inc.*	6,220	231,011
ServiceNow, Inc.*	4,995	293,606
Tableau Software, Inc., Cl. A*	3,425	248,826
		773,443
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.6%
Electronics For Imaging, Inc.*	8,140	359,544
Stratasys Ltd.*	1,480	178,754
Super Micro Computer, Inc.*	6,930	203,881
		742,179
TRADING COMPANIES & DISTRIBUTORS—2.4%
HD Supply Holdings, Inc.*	16,300	444,338
MSC Industrial Direct Co., Inc.	3,955	337,994
United Rentals, Inc.*	3,395	377,185
		1,159,517
TOTAL COMMON STOCKS (Cost $39,684,946)		45,498,564

PREFERRED STOCKS—0.2%
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*	3,330	107,859
(Cost $107,859)		107,859

MASTER LIMITED PARTNERSHIP—0.6%
INVESTMENT BANKING & BROKERAGE—0.6%
Lazard Ltd., Cl. A	5,680	287,976
(Cost $296,934)		287,976

REAL ESTATE INVESTMENT TRUST—1.9%
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	6,775	231,637

RETAIL—0.6%
Taubman Centers, Inc.	4,065	296,745

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(CONT.)
SPECIALIZED—0.8%
Sovran Self Storage, Inc.	5,130	$381,467
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $911,936)		909,849
Total Investments (Cost $41,001,675)(a)	98.2%	46,804,248
Other Assets in Excess of Liabilities	1.8%	853,756
NET ASSETS	100.0%	$47,658,004

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At September 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $41,085,719, amounted to $5,718,529 which consisted of aggregate gross unrealized appreciation of $6,846,893 and aggregate gross unrealized depreciation of $1,128,364.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.5%
AEROSPACE & DEFENSE—1.5%
Esterline Technologies Corp.*	24,550	$2,731,679
Hexcel Corp.*	72,500	2,878,250
		5,609,929
AIR FREIGHT & LOGISTICS—0.5%
HUB Group, Inc., Cl. A*	45,100	1,827,903

AIRLINES—0.7%
Spirit Airlines, Inc.*	35,800	2,475,212

APPAREL ACCESSORIES & LUXURY GOODS—1.7%
G-III Apparel Group Ltd.*	45,500	3,770,130
Kate Spade & Co.*	90,600	2,376,438
		6,146,568
APPAREL RETAIL—1.6%
ANN, Inc.*	57,500	2,364,975
DSW, Inc., Cl. A	39,200	1,180,312
The Men’s Wearhouse, Inc.	50,700	2,394,054
		5,939,341
APPLICATION SOFTWARE—4.4%
Aspen Technology, Inc.*	95,300	3,594,716
PTC, Inc.*	86,700	3,199,230
SS&C Technologies Holdings, Inc.*	44,300	1,944,327
Synchronoss Technologies, Inc.*	79,000	3,616,620
Tyler Technologies, Inc.*	43,200	3,818,880
		16,173,773
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Janus Capital Group, Inc.	64,000	930,560
WisdomTree Investments, Inc.*	136,300	1,551,094
		2,481,654
AUTO PARTS & EQUIPMENT—1.5%
American Axle & Manufacturing Holdings, Inc.*	188,100	3,154,437
Tenneco, Inc.*	47,100	2,463,801
		5,618,238
AUTOMOTIVE RETAIL—1.4%
Lithia Motors, Inc., Cl. A	47,500	3,595,275
Monro Muffler Brake, Inc.	29,200	1,417,076
		5,012,351
BIOTECHNOLOGY—7.5%
ACADIA Pharmaceuticals, Inc.*	70,900	1,755,484
Arrowhead Research Corp.*	70,700	1,044,239
Bluebird Bio, Inc.*	38,200	1,370,616
Celldex Therapeutics, Inc.*	81,400	1,054,944
Cepheid, Inc.*	90,500	3,984,715
Foundation Medicine, Inc.*	59,700	1,131,912
Intercept Pharmaceuticals, Inc.*	5,600	1,325,464
Ironwood Pharmaceuticals, Inc.*	259,100	3,356,640
Isis Pharmaceuticals, Inc.*	40,000	1,553,200
Neuralstem, Inc.*	235,400	772,112
Neurocrine Biosciences, Inc.*	76,800	1,203,456
Orexigen Therapeutics, Inc.*	272,800	1,162,128
Portola Pharmaceuticals, Inc.*	71,200	1,799,936
Puma Biotechnology, Inc.*	14,600	3,483,122
Synageva BioPharma Corp.*	22,100	1,520,038

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
TESARO, Inc.*	42,400	$1,141,408
		27,659,414
BREWERS—0.6%
The Boston Beer Co., Inc.*	9,600	2,128,896

BROADCASTING—0.5%
Nexstar Broadcasting Group, Inc.	47,900	1,936,118

BUILDING PRODUCTS—1.9%
AO Smith Corp.	74,400	3,517,632
NCI Building Systems, Inc.*	184,800	3,585,120
		7,102,752
COMMODITY CHEMICALS—1.0%
Calgon Carbon Corp.*	187,800	3,639,564

COMMUNICATIONS EQUIPMENT—1.7%
ARRIS Group, Inc.*	125,900	3,569,894
CalAmp Corp.*	162,600	2,865,012
		6,434,906
CONSTRUCTION & ENGINEERING—1.0%
MasTec, Inc.*	124,300	3,806,066

CONSTRUCTION MATERIALS—1.0%
Eagle Materials, Inc.	37,200	3,788,076

CONSUMER FINANCE—0.8%
Portfolio Recovery Associates, Inc.*	55,600	2,903,988

DATA PROCESSING & OUTSOURCED SERVICES—2.7%
Blackhawk Network Holdings, Inc.*	92,600	3,000,240
MAXIMUS, Inc.	69,300	2,781,009
WEX, Inc.*	39,400	4,346,608
		10,127,857
DISTRIBUTORS—0.7%
Pool Corp.	44,800	2,415,616

DIVERSIFIED METALS & MINING—1.0%
US Silica Holdings, Inc.	56,100	3,506,811

EDUCATION SERVICES—1.1%
Grand Canyon Education, Inc.*	95,500	3,893,535

ELECTRONIC COMPONENTS—0.8%
Belden, Inc.	46,700	2,989,734

ELECTRONIC EQUIPMENT MANUFACTURERS—1.6%
Cognex Corp.*	59,300	2,388,011
FEI Co.	47,000	3,544,740
		5,932,751
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
US Ecology, Inc.	37,100	1,734,796

FOOD DISTRIBUTORS—0.7%
United Natural Foods, Inc.*	39,100	2,403,086

FOOD RETAIL—0.7%
Smart & Final Stores, Inc.*	167,600	2,418,468

FOOTWEAR—0.6%
Skechers U.S.A. Inc., Cl. A*	44,200	2,356,302

GENERAL MERCHANDISE STORES—1.0%
Burlington Stores, Inc.*	88,800	3,539,568

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—2.3%
Insulet Corp.*	123,200	$4,539,920
Wright Medical Group, Inc.*	126,900	3,845,070
		8,384,990
HEALTH CARE FACILITIES—2.1%
Acadia Healthcare Co., Inc.*	86,500	4,195,250
Healthsouth Corp.	99,400	3,667,860
		7,863,110
HEALTH CARE SERVICES—2.4%
Air Methods Corp.*	56,800	3,155,240
IPC The Hospitalist Co., Inc.*	66,100	2,960,619
Team Health Holdings, Inc.*	47,300	2,742,927
		8,858,786
HEALTH CARE SUPPLIES—1.7%
Align Technology, Inc.*	81,600	4,217,088
Endologix, Inc.*	182,700	1,936,620
		6,153,708
HEALTH CARE TECHNOLOGY—1.3%
athenahealth, Inc.*	22,600	2,976,194
HMS Holdings Corp.*	94,900	1,788,865
		4,765,059
HOMEBUILDING—0.3%
Taylor Morrison Home Corp., Cl. A*	69,300	1,124,046

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
On Assignment, Inc.*	92,600	2,486,310

INDUSTRIAL CONGLOMERATES—0.4%
McDermott International, Inc.*	266,100	1,522,092

INDUSTRIAL MACHINERY—3.5%
Actuant Corp., Cl. A	81,500	2,487,380
Middleby Corp.*	26,600	2,344,258
Rexnord Corp.*	120,000	3,414,000
The ExOne Co.*	52,800	1,102,992
Watts Water Technologies, Inc.	63,100	3,675,575
		13,024,205
INTERNET SOFTWARE & SERVICES—3.9%
Cornerstone OnDemand, Inc.*	62,600	2,154,066
DealerTrack Holdings, Inc.*	93,000	4,037,130
Demandware, Inc.*	40,600	2,067,352
GrubHub, Inc.*	58,500	2,003,040
SPS Commerce, Inc.*	46,800	2,487,420
WebMD Health Corp.*	41,400	1,730,934
		14,479,942
INVESTMENT BANKING & BROKERAGE—0.6%
Evercore Partners, Inc., Cl. A	46,500	2,185,500

IT CONSULTING & OTHER SERVICES—1.6%
InterXion Holding NV*	121,800	3,372,642
Unisys Corp.*	102,100	2,390,161
		5,762,803
LEISURE FACILITIES—0.8%
Six Flags Entertainment Corp.	91,000	3,129,490

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE PRODUCTS—1.2%
Brunswick Corp.	101,900	$4,294,066

LIFE & HEALTH INSURANCE—0.7%
American Equity Investment Life Holding Co.	112,700	2,578,576

LIFE SCIENCES TOOLS & SERVICES—1.2%
ICON PLC.#*	80,400	4,601,292

MANAGED HEALTH CARE—1.9%
HealthEquity, Inc.*	72,500	1,327,475
Molina Healthcare, Inc.*	94,900	4,014,270
WellCare Health Plans, Inc.*	29,700	1,792,098
		7,133,843
MOVIES & ENTERTAINMENT—0.5%
Rentrak Corp.*	30,100	1,834,294

OFFICE SERVICES & SUPPLIES—0.9%
Herman Miller, Inc.	108,300	3,232,755

OIL & GAS EXPLORATION & PRODUCTION—4.3%
Kodiak Oil & Gas Corp.*	181,200	2,458,884
Northern Oil and Gas, Inc.*	237,200	3,372,984
Parsley Energy, Inc., Cl. A*	148,900	3,176,037
PDC Energy, Inc.*	75,400	3,791,866
Rosetta Resources, Inc.*	67,300	2,998,888
		15,798,659
PACKAGED FOODS & MEATS—1.9%
B&G Foods, Inc.	100,400	2,766,020
Hain Celestial Group, Inc.*	41,050	4,201,468
		6,967,488
PAPER PACKAGING—1.1%
Graphic Packaging Holding Co.*	318,000	3,952,740

PHARMACEUTICALS—1.3%
Horizon Pharma PLC*	104,300	1,280,804
Pacira Pharmaceuticals, Inc.*	37,900	3,673,268
		4,954,072
REGIONAL BANKS—1.4%
Investors Bancorp, Inc.	244,000	2,471,720
ViewPoint Financial Group, Inc.	105,800	2,532,852
		5,004,572
RENEWABLE ELECTRICITY—0.5%
TerraForm Power, Inc.*	61,700	1,780,662

RESTAURANTS—2.5%
Fiesta Restaurant Group, Inc.*	71,500	3,552,120
Papa John’s International, Inc.	69,500	2,779,305
Popeyes Louisiana Kitchen, Inc.*	74,500	3,017,250
		9,348,675
SEMICONDUCTORS—4.0%
Intersil Corp.	150,300	2,135,763
Microsemi Corp.*	137,200	3,486,252
Power Integrations, Inc.	56,700	3,056,697
RF Micro Devices, Inc.*	316,900	3,657,026
Semtech Corp.*	48,000	1,303,200
Synaptics Inc.*	14,700	1,076,040
		14,714,978

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	50,100	$1,789,572

SPECIALTY CHEMICALS—2.6%
Chemtura Corp.*	132,600	3,093,558
Cytec Industries, Inc.	61,800	2,922,522
PolyOne Corp.	95,100	3,383,658
		9,399,738
SPECIALTY STORES—0.8%
Five Below, Inc.*	74,040	2,932,724

SYSTEMS SOFTWARE—1.5%
FleetMatics Group PLC.*	85,900	2,619,950
Proofpoint, Inc.*	74,700	2,774,358
		5,394,308
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.2%
Electronics For Imaging, Inc.*	88,500	3,909,045
Nimble Storage, Inc.*	35,900	932,323
Super Micro Computer, Inc.*	116,000	3,412,720
		8,254,088
TRADING COMPANIES & DISTRIBUTORS—1.0%
H&E Equipment Services, Inc.	94,000	3,786,320

TRUCKING—0.5%
Swift Transportation Co.*	96,200	2,018,276
TOTAL COMMON STOCKS (Cost $306,593,677)		351,515,012

PREFERRED STOCKS—0.2%
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*	22,595	731,852
(Cost $731,852)		731,852

RIGHTS—%
BIOTECHNOLOGY—%
Neuralstem, Inc. *	133,150	—
(Cost $0)		—

REAL ESTATE INVESTMENT TRUST—2.2%
HEALTH CARE—0.4%
Sabra Health Care REIT, Inc.	69,900	1,699,968

OFFICE—0.9%
Dupont Fabros Technology, Inc.	124,800	3,374,592

SPECIALIZED—0.9%
Sovran Self Storage, Inc.	42,700	3,175,172
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $8,233,943)		8,249,732
Total Investments (Cost $315,559,472)(a)	97.9%	360,496,596
Other Assets in Excess of Liabilities	2.1%	7,794,174
NET ASSETS	100.0%	$368,290,770

*	Non-income producing security.
#	American Depositary Receipts.

(a)

At September 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $317,519,271, amounted to $42,977,325 which consisted of aggregate gross unrealized appreciation of $57,052,024 and aggregate gross unrealized depreciation of $14,074,699.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.9%
ADVERTISING—0.6%
Choicestream, Inc.*,(a)	1,723	$1,034
Lamar Advertising Co., Cl. A	4,350	214,237
		215,271
AEROSPACE & DEFENSE—4.2%
General Dynamics Corp.	2,550	324,079
Honeywell International, Inc.	6,550	609,936
The Boeing Co.	4,200	534,996
		1,469,011
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	2,600	255,554

AIRLINES—0.4%
Copa Holdings SA, Cl. A	1,400	150,206

AIRPORT SERVICES—0.7%
Macquarie Infrastructure Co., LLC	3,500	233,450

APPAREL RETAIL—0.6%
L Brands, Inc.	3,100	207,638

ASSET MANAGEMENT & CUSTODY BANKS—2.4%
Ameriprise Financial, Inc.	2,700	333,126
BlackRock, Inc.	1,550	508,896
		842,022
AUTO PARTS & EQUIPMENT—1.5%
Delphi Automotive PLC.	5,900	361,906
Johnson Controls, Inc.	3,450	151,800
		513,706
AUTOMOBILE MANUFACTURERS—0.5%
General Motors Co.	5,450	174,073

BIOTECHNOLOGY—1.7%
Amgen, Inc.	2,500	351,150
Gilead Sciences, Inc.*	2,350	250,157
		601,307
CABLE & SATELLITE—2.0%
Comcast Corporation, Cl. A	9,150	492,087
Time Warner Cable, Inc.	1,450	208,060
		700,147
CASINOS & GAMING—0.6%
Las Vegas Sands Corp.	3,400	211,514

COMMUNICATIONS EQUIPMENT—2.2%
Cisco Systems, Inc.	18,250	459,352
QUALCOMM, Inc.	4,300	321,511
		780,863
CONSUMER FINANCE—0.8%
Discover Financial Services	4,300	276,877

DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Xerox Corp.	21,150	279,815

DIVERSIFIED BANKS—4.5%
JPMorgan Chase & Co.	13,750	828,300
Wells Fargo & Co.	14,700	762,489
		1,590,789
DIVERSIFIED CHEMICALS—0.9%
The Dow Chemical Co.	5,700	298,908

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DRUG RETAIL—1.5%
CVS Caremark Corp.	6,400	$509,376

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Potash Corporation of Saskatchewan, Inc.	4,900	169,344

GENERAL MERCHANDISE STORES—1.1%
Target Corp.	5,900	369,812

HEALTH CARE EQUIPMENT—0.7%
St. Jude Medical, Inc.	4,300	258,559

HOME IMPROVEMENT RETAIL—2.0%
The Home Depot, Inc.	7,550	692,637

HOTELS RESORTS & CRUISE LINES—0.9%
Royal Caribbean Cruises Ltd.	4,600	309,534

HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	6,666	558,211

HYPERMARKETS & SUPER CENTERS—1.1%
Wal-Mart Stores, Inc.	5,250	401,468

INDUSTRIAL CONGLOMERATES—2.2%
General Electric Co.	29,400	753,228

INDUSTRIAL MACHINERY—0.5%
Pentair PLC.	2,600	170,274

INTEGRATED OIL & GAS—5.1%
Exxon Mobil Corp.	11,650	1,095,682
Royal Dutch Shell PLC.#	8,900	677,557
		1,773,239
INTEGRATED TELECOMMUNICATION SERVICES—3.3%
AT&T, Inc.	10,800	380,592
Verizon Communications, Inc.	15,809	790,292
		1,170,884
INTERNET SOFTWARE & SERVICES—2.3%
Google, Inc., Cl. A*	700	411,887
Google, Inc., Cl. C*	700	404,152
		816,039
INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley	18,050	623,989

IT CONSULTING & OTHER SERVICES—1.3%
International Business Machines Corp.	2,450	465,084

LEISURE FACILITIES—0.7%
Six Flags Entertainment Corp.	7,450	256,206

LIFE & HEALTH INSURANCE—0.5%
Prudential Financial, Inc.	2,100	184,674

MANAGED HEALTH CARE—1.5%
Aetna, Inc.	6,400	518,400

MULTI-LINE INSURANCE—0.5%
Hartford Financial Services Group Inc.	4,900	182,525

MULTI-UTILITIES—0.6%
Sempra Energy	2,050	216,029

OIL & GAS EQUIPMENT & SERVICES—1.2%
Halliburton Company	6,550	422,541

OIL & GAS EXPLORATION & PRODUCTION—2.1%
ConocoPhillips	7,150	547,118

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Denbury Resources, Inc.	11,550	$173,596
		720,714
OIL, GAS & CONSUMABLE FUELS—0.7%
The Williams Cos., Inc.	4,400	243,540

OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
Bank of America Corp.	16,600	283,030

PACKAGED FOODS & MEATS—0.5%
Kraft Foods Group, Inc.	3,072	173,261

PHARMACEUTICALS—9.3%
AbbVie, Inc.	7,900	456,304
Eli Lilly & Co.	7,300	473,405
Johnson & Johnson	8,300	884,697
Merck & Co., Inc.	9,100	539,448
Pfizer, Inc.	20,036	592,465
Roche Holding AG#	8,600	318,114
		3,264,433
RAILROADS—1.5%
CSX Corp.	16,250	520,975

RESTAURANTS—1.9%
Darden Restaurants, Inc.(b)	3,650	187,829
McDonald’s Corp.	4,850	459,828
		647,657
SECURITY & ALARM SERVICES—1.2%
Tyco International Ltd.	9,400	418,958

SEMICONDUCTOR EQUIPMENT—0.8%
Kla-Tencor Corp.	3,450	271,791

SEMICONDUCTORS—2.7%
Avago Technologies Ltd.	3,700	321,900
Intel Corp.	17,550	611,091
		932,991
SOFT DRINKS—3.8%
PepsiCo, Inc.	8,550	795,919
The Coca-Cola Co.	12,800	546,048
		1,341,967
SPECIALIZED FINANCE—1.1%
CME Group, Inc.	4,730	378,187

SPECIALTY CHEMICALS—0.5%
Rockwood Holdings, Inc.	2,250	172,013

SPECIALTY STORES—0.6%
Tiffany & Co.	2,250	216,698

SYSTEMS SOFTWARE—2.7%
Microsoft Corp.	20,550	952,698

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.9%
Apple, Inc.	16,650	1,677,488
Seagate Technology PLC.	6,650	380,845
		2,058,333
TOBACCO—1.8%
Altria Group, Inc.	13,800	633,972
TOTAL COMMON STOCKS (Cost $23,806,706)		32,854,422

	SHARES	VALUE
PREFERRED STOCKS—0.1%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,(a)	14,862	$8,917
Choicestream, Inc., Cl. B*,(a)	31,697	19,018
		27,935
TOTAL PREFERRED STOCKS (Cost $30,903)		27,935

MASTER LIMITED PARTNERSHIP—2.3%
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
The Blackstone Group LP.	16,850	530,438

OIL & GAS STORAGE & TRANSPORTATION—0.8%
Cheniere Energy Partners LP.	8,150	266,668
TOTAL MASTER LIMITED PARTNERSHIP (Cost $654,356)		797,106

REAL ESTATE INVESTMENT TRUST—2.2%
HEALTH CARE—0.8%
Health Care REIT, Inc.	4,750	296,257

OFFICE—0.5%
Digital Realty Trust, Inc.	3,000	187,140

RETAIL—0.9%
Simon Property Group, Inc.	1,850	304,177
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $707,928)		787,574
Total Investments (Cost $25,199,893)(c)	98.5%	34,467,037
Other Assets in Excess of Liabilities	1.5%	527,951
NET ASSETS	100.0%	$34,994,988

*	Non-income producing security.
#	American Depositary Receipts.
(a)	Deemed an affiliate of the Alger fund complex. See Affiliated Securities in Notes to Financial Statements.
(b)	All or a portion of the security is on loan.
(c)

At September 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,180,318, amounted to $9,286,719 which consisted of aggregate gross unrealized appreciation of $9,549,226 and aggregate gross unrealized depreciation of $262,507.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—61.1%
ADVERTISING—0.4%
Lamar Advertising Co., Cl. A	7,800	$384,150

AEROSPACE & DEFENSE—2.7%
General Dynamics Corp.	4,500	571,905
Honeywell International, Inc.	11,600	1,080,192
The Boeing Co.	7,500	955,350
		2,607,447
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	4,800	471,792

AIRLINES—0.3%
Copa Holdings SA, Cl. A	2,500	268,225

AIRPORT SERVICES—0.4%
Macquarie Infrastructure Co., LLC	6,200	413,540

APPAREL RETAIL—0.4%
L Brands, Inc.	5,800	388,484

ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Ameriprise Financial, Inc.	5,100	629,238
BlackRock, Inc.	2,400	787,968
		1,417,206
AUTO PARTS & EQUIPMENT—0.9%
Delphi Automotive PLC.	10,400	637,936
Johnson Controls, Inc.	6,000	264,000
		901,936
AUTOMOBILE MANUFACTURERS—0.3%
General Motors Co.	9,400	300,236

BIOTECHNOLOGY—1.1%
Amgen, Inc.	4,400	618,024
Gilead Sciences, Inc.*	4,200	447,090
		1,065,114
CABLE & SATELLITE—1.3%
Comcast Corporation, Cl. A	16,100	865,858
Time Warner Cable, Inc.	2,600	373,074
		1,238,932
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	6,100	379,481

COMMUNICATIONS EQUIPMENT—1.5%
Cisco Systems, Inc.	32,100	807,957
QUALCOMM, Inc.	7,700	575,729
		1,383,686
CONSUMER FINANCE—0.5%
Discover Financial Services	7,500	482,925

DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Xerox Corp.	37,000	489,510

DIVERSIFIED BANKS—3.0%
JPMorgan Chase & Co.	24,700	1,487,928
Wells Fargo & Co.	25,500	1,322,685
		2,810,613
DIVERSIFIED CHEMICALS—0.6%
The Dow Chemical Co.	10,100	529,644

DRUG RETAIL—0.9%
CVS Caremark Corp.	11,000	875,490

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Potash Corporation of Saskatchewan, Inc.	8,600	$297,216

GENERAL MERCHANDISE STORES—0.7%
Target Corp.	10,300	645,604

HEALTH CARE EQUIPMENT—0.5%
St. Jude Medical, Inc.	7,500	450,975

HOME IMPROVEMENT RETAIL—1.2%
The Home Depot, Inc.	12,700	1,165,098

HOTELS RESORTS & CRUISE LINES—0.6%
Royal Caribbean Cruises Ltd.	8,200	551,778

HOUSEHOLD PRODUCTS—1.0%
The Procter & Gamble Co.	11,600	971,384

HYPERMARKETS & SUPER CENTERS—0.7%
Wal-Mart Stores, Inc.	9,200	703,524

INDUSTRIAL CONGLOMERATES—1.4%
General Electric Co.	52,500	1,345,050

INDUSTRIAL MACHINERY—0.3%
Pentair PLC.	4,700	307,803

INTEGRATED OIL & GAS—3.3%
Exxon Mobil Corp.	20,500	1,928,025
Royal Dutch Shell PLC.#	16,100	1,225,693
		3,153,718
INTEGRATED TELECOMMUNICATION SERVICES—2.2%
AT&T, Inc.	19,900	701,276
Verizon Communications, Inc.	28,708	1,435,113
		2,136,389
INTERNET SOFTWARE & SERVICES—1.6%
Google, Inc., Cl. A*	1,300	764,933
Google, Inc., Cl. C*	1,300	750,568
		1,515,501
INVESTMENT BANKING & BROKERAGE—1.1%
Morgan Stanley	30,900	1,068,213

IT CONSULTING & OTHER SERVICES—0.9%
International Business Machines Corp.	4,300	816,269

LEISURE FACILITIES—0.5%
Six Flags Entertainment Corp.	14,400	495,216

LIFE & HEALTH INSURANCE—0.3%
Prudential Financial, Inc.	3,700	325,378

MANAGED HEALTH CARE—1.0%
Aetna, Inc.	11,400	923,400

MULTI-LINE INSURANCE—0.3%
Hartford Financial Services Group Inc.	8,800	327,800

MULTI-UTILITIES—0.4%
Sempra Energy	3,700	389,906

OIL & GAS EQUIPMENT & SERVICES—0.8%
Halliburton Company	11,700	754,767

OIL & GAS EXPLORATION & PRODUCTION—1.3%
ConocoPhillips	12,600	964,152
Denbury Resources, Inc.	20,300	305,109
		1,269,261

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL, GAS & CONSUMABLE FUELS—0.5%
The Williams Cos., Inc.	7,800	$431,730

OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
Bank of America Corp.	29,900	509,795

PACKAGED FOODS & MEATS—0.3%
Kraft Foods Group, Inc.	5,500	310,200

PHARMACEUTICALS—6.1%
AbbVie, Inc.	14,200	820,192
Eli Lilly & Co.	12,700	823,595
Johnson & Johnson	14,500	1,545,555
Merck & Co., Inc.	16,400	972,192
Pfizer, Inc.	35,789	1,058,281
Roche Holding AG#	14,800	547,452
		5,767,267
RAILROADS—1.0%
CSX Corp.	29,000	929,740

RESTAURANTS—1.3%
Darden Restaurants, Inc.	6,800	349,928
McDonald’s Corp.	8,900	843,809
		1,193,737
SECURITY & ALARM SERVICES—0.8%
Tyco International Ltd.	16,400	730,948

SEMICONDUCTOR EQUIPMENT—0.5%
Kla-Tencor Corp.	6,200	488,436

SEMICONDUCTORS—1.7%
Avago Technologies Ltd.	6,600	574,200
Intel Corp.	31,100	1,082,902
		1,657,102
SOFT DRINKS—2.5%
PepsiCo, Inc.	14,800	1,377,732
The Coca-Cola Co.	22,900	976,914
		2,354,646
SPECIALIZED FINANCE—0.7%
CME Group, Inc.	8,400	671,622

SPECIALTY CHEMICALS—0.3%
Rockwood Holdings, Inc.	4,000	305,800

SPECIALTY STORES—0.4%
Tiffany & Co.	4,000	385,240

SYSTEMS SOFTWARE—1.8%
Microsoft Corp.	36,200	1,678,232

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.9%
Apple, Inc.	30,000	3,022,500
Seagate Technology PLC.	11,600	664,332
		3,686,832
TOBACCO—1.2%
Altria Group, Inc.	24,100	1,107,154
TOTAL COMMON STOCKS (Cost $46,458,908)		58,231,142

MASTER LIMITED PARTNERSHIP—1.5%
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
The Blackstone Group LP.	30,000	944,400

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—(CONT.)
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP.	14,700	$480,984
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,174,542)		1,425,384

REAL ESTATE INVESTMENT TRUST—1.4%
HEALTH CARE—0.6%
Health Care REIT, Inc.	8,900	555,093

OFFICE—0.4%
Digital Realty Trust, Inc.	5,400	336,852

RETAIL—0.4%
Simon Property Group, Inc.	2,600	427,492
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,284,807)		1,319,437

	PRINCIPAL AMOUNT
CORPORATE BONDS—29.0%
AGRICULTURAL PRODUCTS—1.3%
Cargill, Inc., 7.35% , 3/6/2019(a)	1,000,000	1,206,879

COMMUNICATIONS EQUIPMENT—1.3%
Cisco Systems, Inc., 3.63% , 3/4/2024	1,250,000	1,280,314

COMPUTER HARDWARE—4.1%
Dell, Inc., 3.10% , 4/1/2016	1,750,000	1,767,500
Hewlett-Packard Co., 4.38% , 9/15/2021	2,000,000	2,137,106
		3,904,606
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.8%
John Deere Capital Corp., 2.75% , 3/15/2022	1,750,000	1,732,187

DIVERSIFIED BANKS—2.4%
Wachovia Corp., 5.75% , 2/1/2018	2,000,000	2,256,166

HEALTH CARE EQUIPMENT—2.1%
Baxter International, Inc., 3.20% , 6/15/2023	2,000,000	1,977,042

INDUSTRIAL CONGLOMERATES—2.5%
General Electric Capital Corp., 6.00% , 8/7/2019	2,000,000	2,335,048

INTEGRATED OIL & GAS—2.3%
Total Capital SA, 4.45% , 6/24/2020	2,000,000	2,206,090

INTEGRATED TELECOMMUNICATION SERVICES—1.5%
Verizon Communications, Inc., 5.15% , 9/15/2023	1,300,000	1,440,624

INVESTMENT BANKING & BROKERAGE—1.8%
The Goldman Sachs Group, Inc., 5.75% , 1/24/2022	1,500,000	1,707,312

IT CONSULTING & OTHER SERVICES—2.1%
International Business Machines Corp., 7.00% , 10/30/2025	1,525,000	2,020,968

OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
JPMorgan Chase & Co., 4.35% , 8/15/2021	2,000,000	2,140,996

PACKAGED FOODS & MEATS—2.0%
Campbell Soup Co., 2.50% , 8/2/2022	2,000,000	1,887,314

SEMICONDUCTORS—1.6%
Altera Corp., 4.10% , 11/15/2023	1,500,000	1,559,245
TOTAL CORPORATE BONDS (Cost $27,747,202)		27,654,791

U.S. TREASURY OBLIGATIONS—3.0%
4.25%, 11/15/14	1,900,000	1,909,870

	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS—(CONT.)
4.50%, 2/15/16	940,000	$994,252
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,879,671)		2,904,122
Total Investments (Cost $79,545,130)(b)	96.0%	91,534,876
Other Assets in Excess of Liabilities	4.0%	3,785,270
NET ASSETS	100.0%	$95,320,146

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.3% of the net assets of the Portfolio.

(b)

At September 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $79,493,241, amounted to $12,041,635 which consisted of aggregate gross unrealized appreciation of $12,652,591 and aggregate gross unrealized depreciation of $610,956.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Accounting Standards Codification 946 Financial Services — Investment Companies. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares, each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The Portfolios’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities also may include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events.  Inputs for Level 3 include unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. Each Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(c) Lending of Fund Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets, as defined in its prospectuses. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolios may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolios are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolios. Collateral is returned to the borrower upon settlement of the loan.

NOTE 3 — Securities Transactions:

The following table summarizes the Portfolio’s securities lending agreements by counterparty which are subject to rights of offset as of September 30, 2014:

Alger Growth & Income Portfolio

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value on Non- Cash Collateral Received	Net Amount(b)
Goldman Sachs	$142,324	$142,324	—	—
Total	$142,324	$142,324	—	—

(a) Collateral with a value of $145,335 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

(b) The market value of loaned securities is determined as of September 30, 2014. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

NOTE 4 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments.  Based upon the nature, characteristics, and risks

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

associated with their investments as of September 30, 2014, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$87,096,019	$87,082,119	—	$13,900
Consumer Staples	23,188,371	23,188,371	—	—
Energy	26,905,507	26,905,507	—	—
Financials	30,011,037	30,011,037	—	—
Health Care	80,221,924	80,221,924	—	—
Industrials	53,896,716	53,896,716	—	—
Information Technology	158,386,036	158,386,036	—	—
Materials	13,751,082	13,751,082	—	—
Telecommunication Services	3,162,121	3,162,121	—	—
Utilities	1,522,042	1,522,042	—	—
TOTAL COMMON STOCKS	$478,140,855	$478,126,955	—	$13,900
MASTER LIMITED PARTNERSHIP
Financials	9,364,468	9,364,468	—	—
PREFERRED STOCKS
Consumer Discretionary	387,042	—	—	387,042
Health Care	676,595	—	—	676,595
TOTAL PREFERRED STOCKS	$1,063,637	—	—	$1,063,637
TOTAL INVESTMENTS IN SECURITIES	$488,568,960	$487,491,423	—	$1,077,537

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	51,178,948	51,169,654	—	9,294
Consumer Staples	7,990,342	7,990,342	—	—
Energy	17,001,848	17,001,848	—	—
Financials	12,720,620	12,720,620	—	—
Health Care	62,805,047	62,805,047	—	—
Industrials	30,825,914	30,825,914	—	—
Information Technology	106,680,311	106,680,311	—	—
Materials	11,059,073	11,059,073	—	—
Telecommunication Services	1,591,404	1,591,404	—	—
Utilities	3,930,778	3,930,778	—	—
TOTAL COMMON STOCKS	$305,784,285	$305,774,991	—	$9,294
MASTER LIMITED PARTNERSHIP
Financials	6,126,795	6,126,795	—	—
PREFERRED STOCKS
Consumer Discretionary	251,064	—	—	251,064
Health Care	441,864	—	—	441,864
TOTAL PREFERRED STOCKS	$692,928	—	—	$692,928
TOTAL INVESTMENTS IN SECURITIES	$312,604,008	$311,901,786	—	$702,222

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$40,056,471	$40,051,759	—	$4,712
Consumer Staples	5,361,158	5,361,158	—	—
Energy	12,392,268	12,392,268	—	—
Financials	9,798,178	9,798,178	—	—
Health Care	23,545,986	23,545,986	—	—
Industrials	24,688,446	24,688,446	—	—
Information Technology	27,648,706	27,648,706	—	—
Materials	6,094,875	6,094,875	—	—
Telecommunication Services	2,592,891	2,592,891	—	—
Utilities	917,748	917,748	—	—
TOTAL COMMON STOCKS	$153,096,727	$153,092,015	—	$4,712
MASTER LIMITED PARTNERSHIP
Financials	1,142,250	1,142,250	—	—
PREFERRED STOCKS
Consumer Discretionary	129,552	—	—	129,552
Health Care	944,442	—	—	944,442
TOTAL PREFERRED STOCKS	$1,073,994	—	—	$1,073,994
PURCHASED OPTIONS
Energy	65,015	65,015	—	—
TOTAL INVESTMENTS IN SECURITIES	$155,377,986	$154,299,280	—	$1,078,706
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	495,766	157,602	338,164	—

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	8,039,402	8,039,402	—	—
Consumer Staples	1,323,805	1,323,805	—	—
Energy	2,733,579	2,733,579	—	—
Financials	2,761,761	2,761,761	—	—
Health Care	8,900,330	8,900,330	—	—
Industrials	8,484,000	8,484,000	—	—
Information Technology	9,455,837	9,455,837	—	—
Materials	3,799,850	3,799,850	—	—
TOTAL COMMON STOCKS	$45,498,564	$45,498,564	—	—
MASTER LIMITED PARTNERSHIP
Financials	287,976	287,976	—	—
PREFERRED STOCKS
Health Care	107,859	—	—	107,859
REAL ESTATE INVESTMENT TRUST
Financials	909,849	909,849	—	—
TOTAL INVESTMENTS IN SECURITIES	$46,804,248	$46,696,389	—	$107,859

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$61,310,504	$61,310,504	—	—
Consumer Staples	13,917,938	13,917,938	—	—
Energy	15,798,659	15,798,659	—	—
Financials	15,154,290	15,154,290	—	—
Health Care	80,374,274	80,374,274	—	—
Industrials	48,626,616	48,626,616	—	—
Information Technology	90,265,140	90,265,140	—	—
Materials	24,286,929	24,286,929	—	—
Utilities	1,780,662	1,780,662	—	—
TOTAL COMMON STOCKS	$351,515,012	$351,515,012	—	—
PREFERRED STOCKS
Health Care	731,852	—	—	731,852
REAL ESTATE INVESTMENT TRUST
Financials	8,249,732	8,249,732	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$360,496,596	$359,764,744	—	$731,852

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	4,514,893	4,513,859	—	1,034
Consumer Staples	3,618,255	3,618,255	—	—
Energy	3,160,034	3,160,034	—	—
Financials	4,362,093	4,362,093	—	—
Health Care	4,642,699	4,642,699	—	—
Industrials	3,971,656	3,971,656	—	—
Information Technology	6,557,614	6,557,614	—	—
Materials	640,265	640,265	—	—
Telecommunication Services	1,170,884	1,170,884	—	—
Utilities	216,029	216,029	—	—
TOTAL COMMON STOCKS	$32,854,422	$32,853,388	—	$1,034
MASTER LIMITED PARTNERSHIP
Energy	266,668	266,668	—	—
Financials	530,438	530,438	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$797,106	$797,106	—	—
PREFERRED STOCKS
Consumer Discretionary	27,935	—	—	27,935
REAL ESTATE INVESTMENT TRUST
Financials	787,574	787,574	—	—
TOTAL INVESTMENTS IN SECURITIES	$34,467,037	$34,438,068	—	$28,969

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$8,029,892	$8,029,892	—	—
Consumer Staples	6,322,398	6,322,398	—	—
Energy	5,609,476	5,609,476	—	—
Financials	7,613,552	7,613,552	—	—
Health Care	8,206,756	8,206,756	—	—
Industrials	7,074,545	7,074,545	—	—
Information Technology	11,715,568	11,715,568	—	—
Materials	1,132,660	1,132,660	—	—
Telecommunication Services	2,136,389	2,136,389	—	—
Utilities	389,906	389,906	—	—
TOTAL COMMON STOCKS	$58,231,142	$58,231,142	—	—
CORPORATE BONDS
Consumer Staples	3,094,193	—	3,094,193	—
Energy	2,206,090	—	2,206,090	—
Financials	6,104,474	—	6,104,474	—
Health Care	1,977,042	—	1,977,042	—
Industrials	4,067,235	—	4,067,235	—
Information Technology	8,765,133	—	8,765,133	—
Telecommunication Services	1,440,624	—	1,440,624	—
TOTAL CORPORATE BONDS	$27,654,791	—	$27,654,791	—
MASTER LIMITED PARTNERSHIP
Energy	480,984	480,984	—	—
Financials	944,400	944,400	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$1,425,384	$1,425,384	—	—
REAL ESTATE INVESTMENT TRUST
Financials	1,319,437	1,319,437	—	—
U.S. TREASURY OBLIGATIONS
U.S. Government & Agency	2,904,122	—	2,904,122	—
TOTAL INVESTMENTS IN SECURITIES	$91,534,876	$60,975,963	$30,558,913	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	7,182
Purchases, issuances, sales, and settlements
Purchases	6,718
Issuances	—
Sales	—
Settlements	—
Closing balance at September 30, 2014	13,900
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2014	$7,182

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2014	$153,177
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(39,892)
Purchases, issuances, sales, and settlements
Purchases	943,776
Issuances	—
Sales	—
Settlements	6,576
Closing balance at September 30, 2014	1,063,637
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2014	$(39,892)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	4,802
Purchases, issuances, sales, and settlements
Purchases	4,492
Issuances	—
Sales	—
Settlements	—
Closing balance at September 30, 2014	9,294
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2014	$4,802

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2014	$102,423
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(26,674)
Purchases, issuances, sales, and settlements
Purchases	612,782
Issuances	—
Sales	—
Settlements	4,397
Closing balance at September 30, 2014	692,928
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2014	$(26,674)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	2,435
Purchases, issuances, sales, and settlements
Purchases	2,277
Issuances	—
Sales	—
Settlements	—
Closing balance at September 30, 2014	4,712
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2014	$2,435

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2014	$51,926
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(13,523)
Purchases, issuances, sales, and settlements
Purchases	1,033,362
Issuances	—
Sales	—
Settlements	2,229
Closing balance at September 30, 2014	1,073,994
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2014	$(13,523)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger SMid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2014	$107,859
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at September 30, 2014	107,859
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2014	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2014	$731,852
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at September 30, 2014	731,852
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2014	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Common Stocks
Opening balance at January 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	534
Purchases, issuances, sales, and settlements
Purchases	500
Issuances	—
Sales	—
Settlements	—
Closing balance at September 30, 2014	1,034
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2014	$534

Alger Growth & Income Portfolio	Preferred Stocks
Opening balance at January 1, 2014	$11,396
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(2,968)
Purchases, issuances, sales, and settlements
Purchases	19,018
Issuances	—
Sales	—
Settlements	489
Closing balance at September 30, 2014	27,935
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2014	$(2,968)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of September 30, 2014. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value September 30, 2014	Valuation Methodology	Unobservable Input	Range
Alger Capital Appreciation Portfolio
Common Stock	$13,900	Market Approach	Revenue Multiple EBITDA Multiple	1.1x to 3.0x 8.6x to 34.7x
Preferred Stock	$387,042	Market Approach	Revenue Multiple EBITDA Multiple	1.1x to 3.0x 8.6x to 34.7x
Preferred Stock	$676,595	Income Approach	Discount Rate	10%

Alger Large Cap Growth Portfolio
Common Stock	$9,294	Market Approach	Revenue Multiple EBITDA Multiple	1.1x to 3.0x 8.6x to 34.7x
Preferred Stock	$251,064	Market Approach	Revenue Multiple EBITDA Multiple	1.1x to 3.0x 8.6x to 34.7x
Preferred Stock	$441,864	Income Approach	Discount Rate	10%

Alger Mid Cap Growth Portfolio
Common Stock	$4,712	Market Approach	Revenue Multiple EBITDA Multiple	1.1x to 3.0x 8.6x to 34.7x
Preferred Stock	$129,552	Market Approach	Revenue Multiple EBITDA Multiple	1.1x to 3.0x 8.6x to 34.7x
Preferred Stock	$944,442	Income Approach	Discount Rate	10% - 15%

Alger SMid Cap Growth Portfolio
Preferred Stock	$107,859	Income Approach	Discount Rate	10%

Alger Small Cap Growth Portfolio
Preferred Stock	$731,852	Income Approach	Discount Rate	10%

Alger Growth & Income Portfolio
Common Stock	$1,034	Market Approach	Revenue Multiple EBITDA Multiple	1.1x to 3.0x 8.6x to 34.7x
Preferred Stock	$27,935	Market Approach	Revenue Multiple EBITDA Multiple	1.1x to 3.0x 8.6x to 34.7x

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

As of September 30, 2014 the Alger Capital Appreciation Fund transferred $953,544 from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

Certain of the Portfolio’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of September 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Portfolio	$26,748,326	$26,748,326	—	—
Alger Large Cap Growth Portfolio	2,358,924	2,358,924	—	—
Alger Mid Cap Growth Portfolio	2,474,094	2,474,094	—	—
Alger SMid Cap Growth Portfolio	1,106,055	1,106,055	—	—
Alger Small Cap Growth Portfolio	8,434,521	8,434,521	—	—
Alger Growth & Income Portfolio	585,794	585,794	—	—
Alger Balanced Portfolio	3,581,452	3,581,452	—	—
Total	$45,289,166	$45,289,166	—	—

NOTE 5 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Portfolios may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign-currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Portfolios purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Portfolios purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Portfolios will write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolio.  The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the period ended September 30, 2014, written equity and index put options were used in accordance with this objective.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ option contracts were not subject to any rights of offset with any counterparty. All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

The fair values of derivative instruments as of September 30, 2014 are as follows:

Alger Mid Cap Growth Portfolio

	ASSET DERIVATIVES 2014		LIABILITY DERIVATIVES 2014
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$65,015		—
Purchased Call Options	Investments in securities, at value	—		—
Written Put Options	—	—	Written options outstanding, at value	$383,815
Written Call Options	—	—	Written options outstanding, at value	111,951
Total	—	$65,015		$495,766

For the nine months ended September 30, 2014, the Alger Mid Cap Growth Portfolio had option purchases of $5,149,064 and option sales of $8,476,106. The effect of derivative instruments on the statement of operations for the nine months ended September 30, 2014 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments	Options
Purchased Call Options	$0
Purchased Put Options	(118,661)
Written Call Options	242,718
Written Put Options	945,792
Total	$1,069,849

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$28,411
Written Options	(228,491)
Total	$(200,080)

NOTE 6 — Affiliated Securities:

The securities listed below are deemed to be affiliate of the Fund because the Fund or its affiliates owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2014. Purchase and sale transactions and dividend income earned during the period were as follows:

Security	Shares/Par at December 31, 2013	Purchases/ Conversion	Sales/ Conversion	Shares/Par at September 30, 2014	Dividend Income	Realized Gain (Loss)	Value at September 30, 2014
Alger Capital Appreciation Portfolio
Common Stocks
Choicestream, Inc.*	—	23,166	—	23,166	—	—	$13,900
Preferred Stocks
Choicestream, Inc.*	—	645,071	—	645,071	—	—	387,042
Convertible Notes
Choicestream, Inc.*	153,177	—	153,177	—	—	—	—

Alger Large Cap Growth Portfolio
Common Stocks
Choicestream, Inc.*	—	15,490	—	15,490	—	—	9,294
Preferred Stocks
Choicestream, Inc.*	—	418,439	—	418,439	—	—	251,064
Convertible Notes
Choicestream, Inc.*	102,423	—	102,423	—	—	—	—

Alger Mid Cap Growth Portfolio
Common Stocks
Choicestream, Inc.*	—	7,853	—	7,853	—	—	4,712
Preferred Stocks
Choicestream, Inc.*	—	215,920	—	215,920	—	—	129,552
Convertible Notes
Choicestream, Inc.*	51,926	—	51,926	—	—	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio
Common Stocks
Choicestream, Inc.*	—	1,723	—	1,723	—	—	$1,034
Preferred Stocks
Choicestream, Inc.*	—	46,559	—	46,559	—	—	27,935
Convertible Notes
Choicestream, Inc.*	11,396	—	11,396	—	—	—	—

*        Non-income producing security.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By	/s/ Hal Liebes

Hal Liebes

President

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Hal Liebes

Hal Liebes

President

Date: November 24, 2014

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: November 24, 2014